Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawbacks

As a public company, if we are required to restate our financial results due to our material noncompliance with any financial reporting requirements under the federal securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period, certain covered officers, including the Chief Executive Officer and Chief Financial Officer, may be legally required to reimburse our Company for any cash bonus or other incentive-based or equity-based compensation they receive in accordance with the provisions of section 304 of the Sarbanes-Oxley Act of 2002. Additionally, we have adopted an incentive compensation recoupment policy (“Clawback Policy”) to comply with Section 10D of the Exchange Act, Rule 10D-1 promulgated thereunder and Nasdaq Listing Rule 5608. For more information, see the full text of our Clawback Policy, which is filed as an exhibit to our 2023 Annual Report on Form 10-K.